          Payden Emerging Markets Corporate Bond  Fund

Schedule of Investments - January 31, 2021 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bonds (97%)
Argentina (ARS) (0%)
2,000,000	YPF SA 144A, 16.50%, 5/09/22 ARS (a)(b)	$16
Argentina (USD) (1%)
230,000	Capex SA 144A, 6.88%, 5/15/24 (b)	199
225,000	Pampa Energia SA 144A, 7.38%, 7/21/23 (b)	201
255,000	Provincia de Buenos Aires 144A,
	6.50%, 2/15/23 (b)	96
70,000	Tecpetrol SA 144A, 4.88%, 12/12/22 (b)	68
		564
Austria (USD) (1%)
230,000	Klabin Austria GmbH 144A, 3.20%, 1/12/31 (b)	230
200,000	Klabin Austria GmbH 144A, 5.75%, 4/03/29 (b)	231
200,000	Klabin Austria GmbH 144A, 7.00%, 4/03/49 (b)	251
		712
Bahamas (USD) (1%)
405,000	Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (b)	427
Bermuda (USD) (3%)
32,696	Digicel Group 0.5 Ltd. 144A,
	8.00%, 4/01/25 (b)	20
103,772	Digicel Group 0.5 Ltd., 10.00%, 4/01/24	98
440,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (b)	442
210,000	Geopark Ltd. 144A, 6.50%, 9/21/24 (b)	218
200,000	Ooredoo International Finance Ltd. 144A,
	5.00%, 10/19/25 (b)	234
320,000	Star Energy Geothermal Darajat II/Star Energy
	Geothermal Salak 144A, 4.85%, 10/14/38 (b)	358
285,000	Tengizchevroil Finance Co. International Ltd.
	144A, 4.00%, 8/15/26 (b)	313
		1,683
Brazil (USD) (4%)
220,000	Banco BTG Pactual SA 144A,
	2.75%, 1/11/26 (b)	215
430,000	BRF SA 144A, 5.75%, 9/21/50 (b)	453
310,000	Itau Unibanco Holding SA 144A, (5 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 3.446%), 3.88%, 4/15/31 (b)(c)	311
200,000	Itau Unibanco Holding SA 144A, (5 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 2.822%), 4.50%, 11/21/29 (b)(c)	206
351,113	Prumo Participacoes e Investimentos S/A 144A,
	7.50%, 12/31/31 (b)	396
691,905	USJ-Acucar e Alcool S/A 144A,
	9.88%, 11/09/23 (b)(d)	208
		1,789
Canada (USD) (2%)
235,000	Baytex Energy Corp. 144A, 8.75%, 4/01/27 (b)	186
200,000	First Quantum Minerals Ltd. 144A,
	6.88%, 10/15/27 (b)	216
200,000	First Quantum Minerals Ltd. 144A,
	7.25%, 4/01/23 (b)	204
240,000	IAMGOLD Corp. 144A, 5.75%, 10/15/28 (b)	246
		852
Cayman Islands (USD) (10%)
200,000	Alpha Star Holding V Ltd., 6.63%, 4/18/23 (e)	199

Principal or Shares	Security Description	Value (000)

196,815	Bioceanico Sovereign Certificate Ltd. 144A,
	1.93%, 6/05/34 (b)(f)	$152
200,000	Country Garden Holdings Co. Ltd.,
	5.63%, 1/14/30 (e)	221
420,000	CSN Inova Ventures 144A, 6.75%, 1/28/28 (b)	453
340,000	Dar Al-Arkan Sukuk Co. Ltd.,
	6.75%, 2/15/25 (e)	341
305,000	Dar Al-Arkan Sukuk Co. Ltd.,
	6.88%, 4/10/22 (e)	313
400,000	DP World Salaam, (5 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 5.750%),
	6.00%, (c)(e)(g)	440
200,000	Energuate Trust 144A, 5.88%, 5/03/27 (b)(h)	213
450,000	JD.com Inc., 3.38%, 1/14/30	488
200,000	Kaisa Group Holdings Ltd., 7.88%, 6/30/21 (e)	202
200,000	Kaisa Group Holdings Ltd., 8.50%, 6/30/22 (e)	201
200,000	Kaisa Group Holdings Ltd., 11.50%, 1/30/23 (e)	208
220,000	Meituan 144A, 3.05%, 10/28/30 (b)	229
270,000	Melco Resorts Finance Ltd. 144A,
	5.38%, 12/04/29 (b)	285
310,000	Melco Resorts Finance Ltd. 144A,
	5.75%, 7/21/28 (b)	330
98,900	Odebrecht Oil & Gas Finance Ltd. 144A,
	3.25%, (b)(f)(g)	1
220,000	Saudi Electricity Global Sukuk Co. 4,
	4.72%, 9/27/28 (e)	263
200,000	Weibo Corp., 3.50%, 7/05/24	210
430,000	Wynn Macau Ltd. 144A, 5.63%, 8/26/28 (b)	443
		5,192
Chile (USD) (1%)
194,068	Celeo Redes Operacion Chile SA 144A,
	5.20%, 6/22/47 (b)	225
260,000	Chile Electricity PEC SpA 144A,
	3.12%, 1/25/28 (b)(f)	209
240,000	Empresa Electrica Guacolda SA 144A,
	4.56%, 4/30/25 (b)	219
		653
Colombia (USD) (3%)
215,000	Banco de Bogota SA 144A, 4.38%, 8/03/27 (b)	233
215,000	Banco de Bogota SA 144A, 6.25%, 5/12/26 (b)	244
210,000	Colombia Telecomunicaciones SA ESP 144A,
	4.95%, 7/17/30 (b)	226
200,000	Grupo de Inversiones Suramericana SA 144A,
	5.50%, 4/29/26 (b)	227
420,000	Oleoducto Central SA 144A, 4.00%, 7/14/27 (b)	456
		1,386
Cyprus (USD) (0%)
200,000	MHP SE 144A, 7.75%, 5/10/24 (b)	219
Egypt (USD) (0%)
200,000	Egypt Government International Bond 144A,
	7.63%, 5/29/32 (b)	222
Georgia (USD) (1%)
210,000	Georgia Global Utilities JSC 144A,
	7.75%, 7/30/25 (b)	217
200,000	Silknet JSC, 11.00%, 4/02/24 (e)	216
		433

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
India (USD) (5%)
440,000	Adani Electricity Mumbai Ltd. 144A,
	3.95%, 2/12/30 (b)	$464
305,000	Adani Green Energy UP Ltd./Prayatna
	Developers Pvt. Ltd./Parampujya Solar Energy
	144A, 6.25%, 12/10/24 (b)	340
200,000	Adani International Container Terminal Pvt. Ltd.
	144A, 3.00%, 2/16/31 (b)(h)	199
200,000	Adani Ports & Special Economic Zone Ltd. 144A,
	4.38%, 7/03/29 (b)	220
201,338	Adani Renewable Energy RJ Ltd./Kodangal Solar
	Parks Pvt. Ltd./Wardha Solar Maharash 144A,
	4.63%, 10/15/39 (b)	212
241,250	Adani Transmission Ltd. 144A,
	4.25%, 5/21/36 (b)	259
210,000	ReNew Power Ltd. 144A, 6.45%, 9/27/22 (b)	218
210,000	ReNew Power Pvt. Ltd. 144A,
	5.88%, 3/05/27 (b)	223
420,000	Shriram Transport Finance Co. Ltd. 144A,
	5.95%, 10/24/22 (b)	432
		2,567
Indonesia (USD) (0%)
200,000	Cikarang Listrindo Tbk PT, 4.95%, 9/14/26 (e)	207
Ireland (USD) (1%)
600,000	C&W Senior Financing DAC 144A,
	7.50%, 10/15/26 (b)	636
Isle of Man (USD) (1%)
400,000	AngloGold Ashanti Holdings PLC,
	3.75%, 10/01/30	429
70,000	AngloGold Ashanti Holdings PLC,
	6.50%, 4/15/40	89
		518
Israel (USD) (2%)
410,000	Bank Leumi Le-Israel BM 144A, (5 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 1.631%), 3.28%, 1/29/31 (b)(c)(e)	431
265,000	Israel Electric Corp. Ltd. 144A,
	6.88%, 6/21/23 (b)	300
210,000	Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (b)(e)	240
		971
Jersey (USD) (1%)
420,000	Galaxy Pipeline Assets Bidco Ltd. 144A,
	2.63%, 3/31/36 (b)	425
Kazakhstan (KZT) (0%)
70,000,000	Development Bank of Kazakhstan JSC 144A,
	8.95%, 5/04/23 KZT (a)(b)	164
Luxembourg (USD) (5%)
220,000	B2W Digital Lux Sarl 144A,
	4.38%, 12/20/30 (b)	229
420,000	FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (b)	438
305,338	JBS USA LUX SA Term Loan B 1L, (LIBOR
	USD 1-Month + 2.000%), 2.15%, 5/01/26 (i)	305
210,000	MHP Lux SA 144A, 6.25%, 9/19/29 (b)	218
200,000	Millicom International Cellular SA 144A,
	4.50%, 4/27/31 (b)	212

Principal or Shares	Security Description	Value (000)

200,000	Millicom International Cellular SA 144A,
	5.13%, 1/15/28 (b)	$212
220,000	Minerva Luxembourg SA 144A,
	6.50%, 9/20/26 (b)	232
210,000	Rumo Luxembourg Sarl 144A,
	5.25%, 1/10/28 (b)	226
260,000	Unigel Luxembourg SA 144A,
	8.75%, 10/01/26 (b)	276
		2,348
Marshall Islands (USD) (1%)
350,000	Nakilat Inc. 144A, 6.07%, 12/31/33 (b)	446
Mauritius (USD) (2%)
200,000	Azure Power Energy Ltd. 144A,
	5.50%, 11/03/22 (b)	205
200,000	Azure Power Solar Energy Pvt. Ltd. 144A,
	5.65%, 12/24/24 (b)	214
410,000	Network i2i Ltd. 144A, (5 yr. US Treasury Yield
	Curve Rate T Note Constant Maturity
	+ 4.277%), 5.65%, (b)(c)(g)	435
		854
Mexico (MXN) (0%)
2,200,000	Mexican Bonos, 8.50%, 5/31/29 MXN (a)	131
1,600,000	Mexican Bonos, 8.50%, 11/18/38 MXN (a)	96
		227
Mexico (USD) (8%)
215,000	Banco Mercantil del Norte SA 144A, (5 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 5.035%), 6.88%, (b)(c)(g)	223
200,000	Banco Mercantil del Norte SA 144A, (10 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 5.470%), 7.50%, (b)(c)(g)	219
400,000	Banco Santander Mexico SA Institucion de Banca
	Multiple Grupo Financiero Santand 144A, (5 yr.
	US Treasury Yield Curve Rate T Note Constant
	Maturity + 2.995%), 5.95%, 10/01/28 (b)(c)	439
205,000	BBVA Bancomer SA 144A, 6.75%, 9/30/22 (b)	222
220,000	Cemex SAB de CV 144A, 5.20%, 9/17/30 (b)	239
400,000	Cibanco SA Ibm/PLA Administradora Industrial
	S de RL de CV 144A, 4.96%, 7/18/29 (b)	455
374,800	Cometa Energia SA de CV 144A,
	6.38%, 4/24/35 (b)	440
440,616	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (b)	507
200,000	Grupo Bimbo SAB de CV 144A, (5 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 3.280%), 5.95%, (b)(c)(g)	214
205,000	Mexico City Airport Trust 144A,
	3.88%, 4/30/28 (b)	208
217,678	Mexico Generadora de Energia S de rl 144A,
	5.50%, 12/06/32 (b)	254
60,000	Petroleos Mexicanos, 6.49%, 1/23/27	62
400,000	Trust Fibra Uno 144A, 4.87%, 1/15/30 (b)	448
210,000	Trust Fibra Uno 144A, 6.39%, 1/15/50 (b)	246
		4,176
Netherlands (USD) (9%)
200,000	Lukoil Securities BV 144A, 3.88%, 5/06/30 (b)	214

          Payden Emerging Markets Corporate Bond  Fund continued

Principal or Shares	Security Description	Value (000)

435,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (b)	$480
189,264	MV24 Capital BV 144A, 6.75%, 6/01/34 (b)	206
130,000	Petrobras Global Finance BV, 5.60%, 1/03/31	145
380,000	Petrobras Global Finance BV, 6.00%, 1/27/28	446
95,000	Petrobras Global Finance BV, 6.75%, 6/03/50	111
40,000	Petrobras Global Finance BV, 6.90%, 3/19/49	48
90,000	Petrobras Global Finance BV, 8.75%, 5/23/26	119
220,000	Prosus NV 144A, 3.83%, 2/08/51 (b)	214
640,000	Prosus NV 144A, 4.03%, 8/03/50 (b)	641
890,000	Teva Pharmaceutical Finance Netherlands III BV,
	6.75%, 3/01/28 (h)	997
290,000	VEON Holdings BV 144A, 4.95%, 6/16/24 (b)	315
560,000	VTR Finance NV 144A, 6.38%, 7/15/28 (b)	608
		4,544
Nigeria (USD) (1%)
216,000	Nigeria Government International Bond 144A,
	6.50%, 11/28/27 (b)	234
Panama (USD) (1%)
220,000	AES Panama Generation Holdings SRL 144A,
	4.38%, 5/31/30 (b)	237
210,000	Avianca Holdings SA/Avianca Leasing
	LLC/Grupo Taca Holdings Ltd. 144A,
	8.38%, 5/10/20 (b)(d)	31
230,000	UEP Penonome II SA 144A,
	6.50%, 10/01/38 (b)	241
		509
Paraguay (USD) (0%)
200,000	Telefonica Celular del Paraguay SA 144A,
	5.88%, 4/15/27 (b)	212
Peru (PEN) (0%)
590,000	Peruvian Government International Bond 144A,
	6.35%, 8/12/28 PEN (a)(b)	204
Peru (USD) (3%)
193,820	ABY Transmision Sur SA 144A,
	6.88%, 4/30/43 (b)	260
220,000	Auna SAA 144A, 6.50%, 11/20/25 (b)	232
325,000	Banco Internacional del Peru SAA Interbank
	144A, (3 mo. LIBOR USD + 5.760%),
	6.63%, 3/19/29 (b)(c)	364
200,000	Consorcio Transmantaro SA 144A,
	4.70%, 4/16/34 (b)	235
200,000	Kallpa Generacion SA 144A, 4.88%, 5/24/26 (b)	221
200,000	SAN Miguel Industrias Pet SA 144A,
	4.50%, 9/18/22 (b)	204
		1,516
Qatar (USD) (1%)
300,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 3
	144A, 5.84%, 9/30/27 (b)	348
Russian Federation (RUB) (0%)
9,150,000	Russian Federal Bond - OFZ, 6.90%, 5/23/29
	RUB (a)	127
Saudi Arabia (USD) (0%)
220,000	Saudi Arabian Oil Co. 144A,
	2.25%, 11/24/30 (b)	220
Singapore (USD) (0%)
200,000	Marble II Pte Ltd. 144A, 5.30%, 6/20/22 (b)(h)	202

Principal or Shares	Security Description	Value (000)
South Korea (USD) (0%)
220,000	Kookmin Bank 144A, 2.50%, 11/04/30 (b)	$226
Spain (USD) (1%)
250,000	AI Candelaria Spain SLU 144A,
	7.50%, 12/15/28 (b)	288
430,000	EnfraGen Energia Sur SA/EnfraGen Spain
	SA/Prime Energia SpA 144A,
	5.38%, 12/30/30 (b)	435
		723
Sri Lanka (USD) (0%)
230,000	Sri Lanka Government International Bond 144A,
	5.88%, 7/25/22 (b)	163
SUPRANATIONAL (USD) (0%)
200,000	Ardagh Packaging Finance PLC/Ardagh
	Holdings USA Inc. 144A, 5.25%, 8/15/27 (b)	208
Thailand (USD) (2%)
400,000	Bangkok Bank PCL 144A, (5 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 1.900%), 3.73%, 9/25/34 (b)(c)	421
420,000	Bangkok Bank PCL 144A, (5 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 4.729%), 5.00%, (b)(c)(g)	441
		862
Turkey (USD) (2%)
400,000	Turkcell Iletisim Hizmetleri AS 144A,
	5.80%, 4/11/28 (b)	429
255,000	Turkiye Garanti Bankasi AS 144A, (5 yr. Swap
	Semi 30/360 USD + 4.220%),
	6.13%, 5/24/27 (b)(c)	254
420,000	Turkiye Sise ve Cam Fabrikalari AS 144A,
	6.95%, 3/14/26 (b)	465
		1,148
Ukraine (USD) (1%)
225,000	Ukraine Government International Bond 144A,
	7.25%, 3/15/33 (b)	240
United Arab Emirates (USD) (4%)
730,000	Acwa Power Management And Investments One
	Ltd. 144A, 5.95%, 12/15/39 (b)	871
200,000	DP World PLC 144A, 6.85%, 7/02/37 (b)	271
280,000	Emirates Semb Corp. Water & Power Co. PJSC
	144A, 4.45%, 8/01/35 (b)(h)	328
415,000	NBK Tier 1 Financing 2 Ltd., (6 yr. Swap Semi
	30/360 US + 2.832%), 4.50%, (c)(e)(g)	430
200,000	Ruwais Power Co. PJSC 144A,
	6.00%, 8/31/36 (b)	268
		2,168
United Kingdom (EGP) (0%)
1,600,000	HSBC Bank PLC 144A, 14.37%, 10/22/25
	EGP (a)(b)	102
United Kingdom (USD) (2%)
300,000	MARB BondCo PLC 144A, 3.95%, 1/29/31 (b)	299
200,000	Standard Chartered PLC 144A, (5 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 3.805%), 4.75%, 7/14/69 (b)(c)(g)	202
340,000	Vedanta Resources Finance II PLC 144A,
	13.88%, 1/21/24 (b)	367
		868

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
United States (EGP) (1%)
4,000,000	Citigroup Global Markets Holdings Inc. 144A,
	12.24%, 9/02/21 EGP (a)(b)(f)	$237
United States (IDR) (1%)
6,700,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury
	Bond) 144A, 8.25%, 5/17/36 IDR (a)(b)	536
United States (USD) (12%)
426,000	Ascent Resources Utica Holdings LLC Term Loan
	2L, (LIBOR USD 1-Month + 9.000%),
	10.00%, 11/01/25 (i)	468
149,000	Ascent Resources Utica Holdings LLC/ARU
	Finance Corp. 144A, 9.00%, 11/01/27 (b)	169
100,000	California Resources Corp. 144A,
	7.13%, 2/01/26 (b)	99
103,938	Connecticut Avenue Securities Trust 2018-R07
	144A, (1 mo. LIBOR USD + 2.400%),
	2.53%, 4/25/31 (b)(c)	105
162,224	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.150%),
	2.28%, 10/25/30 (c)	163
91,154	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.200%), 2.33%, 8/25/30 (c)	92
146,217	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.550%),
	2.68%, 12/25/30 (c)	148
195,000	Ford Motor Co., 9.00%, 4/22/25	237
200,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	217
190,639	Freddie Mac STACR Trust 2019-DNA1 144A, (1
	mo. LIBOR USD + 2.650%),
	2.78%, 1/25/49 (b)(c)	193
72,392	Freddie Mac STACR Trust 2019-HQA1 144A, (1
	mo. LIBOR USD + 2.350%),
	2.48%, 2/25/49 (b)(c)	73
76,176	Freddie Mac STACR Trust 2019-HQA2 144A, (1
	mo. LIBOR USD + 2.050%),
	2.18%, 4/25/49 (b)(c)	76
169,221	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 2.300%),
	2.43%, 9/25/30 (c)	171
235,000	General Motors Financial Co. Inc., (5 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 4.997%), 5.70%, (c)(g)	265
200,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 3.598%), 5.75%, (c)(g)	211
440,000	IRB Holding Corp. 144A, 6.75%, 2/15/26 (b)	455
235,000	K-MAC Holdings Corp. Term Loan 2L, (LIBOR
	USD 1-Month + 6.750%), 6.90%, 3/16/26 (i)	234
230,000	MercadoLibre Inc., 3.13%, 1/14/31	231
200,000	NBM U.S. Holdings Inc. 144A,
	7.00%, 5/14/26 (b)	215
200,000	Range Resources Corp., 9.25%, 2/01/26	218
285,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 3.750%), 3.88%, 4/25/43 (b)(c)	292
200,000	Stillwater Mining Co. 144A, 6.13%, 6/27/22 (b)	204
510,000	Tacala Investment Corp. Term Loan B 2L,
	(LIBOR USD 1-Month + 7.500%),
	7.65%, 2/05/28 (i)	510

Principal or Shares	Security Description	Value (000)

400,000	Terraform Global Operating LLC 144A,
	6.13%, 3/01/26 (b)	$411
250,000	United Airlines 2020-1 Class B Pass-Through
	Trust, 4.88%, 1/15/26	258
250,000	Uniti Group LP/Uniti Group Finance Inc./CSL
	Capital LLC 144A, 6.50%, 2/15/29 (b)	250
		5,965
Virgin Islands (British) (USD) (3%)
100,000	Arcos Dorados Holdings Inc. 144A,
	6.63%, 9/27/23 (b)	109
200,000	Gold Fields Orogen Holdings BVI Ltd. 144A,
	6.13%, 5/15/29 (b)	243
200,000	Gold Fields Orogen Holdings BVI Ltd.,
	6.13%, 5/15/29 (e)	244
205,000	Huarong Finance 2019 Co. Ltd.,
	3.88%, 11/13/29 (e)	217
200,000	Sino-Ocean Land Treasure Finance II Ltd.,
	5.95%, 2/04/27 (e)	226
230,000	Studio City Finance Ltd. 144A,
	5.00%, 1/15/29 (b)	233
		1,272
Total Bonds (Cost - $48,734)		50,521
Investment Company (5%)
2,621,257	Payden Cash Reserves Money Market Fund *
	(Cost - $2,621)	2,621
Total Investments (Cost - $51,355) (102%)		53,142
Liabilities in excess of Other Assets (-2%)		(1,087)
Net Assets (100%)		$52,055

*	Affiliated investment
(a)	Principal in foreign currency.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	Yield to maturity at time of purchase.
(g)	Perpetual security with no stated maturity date.
(h)

All or a portion of these securities are on loan. At January 31, 2021, the total market value of the Fund’s securities on loan is $1,020 and the total market value of the collateral held by the Fund is $1,060. Amounts in 000s.

(i)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021. The stated maturity is subject to prepayments.

          Payden Emerging Markets Corporate Bond  Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 181	USD 219	HSBC Bank USA, N.A.	03/22/2021	$1
PHP 12,290	USD 255	Barclays Bank PLC	04/19/2021	—
PLN 679	USD 182	HSBC Bank USA, N.A.	04/28/2021	1
RUB 6,660	USD 85	HSBC Bank USA, N.A.	02/17/2021	3
USD 260	TWD 7,160	Barclays Bank PLC	04/19/2021	4

				9

Liabilities:
USD 330	THB 9,960	Barclays Bank PLC	02/18/2021	(3)
USD 323	IDR 4,625,000	Barclays Bank PLC	03/16/2021	(5)
USD 211	EUR 181	HSBC Bank USA, N.A.	03/22/2021	(9)

				(17)

Net Unrealized Appreciation (Depreciation)				$(8)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Short Contracts:
U.S. Treasury 10-Year Note Future	17	Mar-21	$(2,330)	$7	$7

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Bought (Relevant Credit: Federative Republic of Brazil), Pay 1%	12/20/2025	$870	$82	$53	$29
Quarterly, Receive upon credit default
Protection Bought (Relevant Credit: United Mexican States), Pay 1%	12/20/2025	200	4	5	(1)
Quarterly, Receive upon credit default

			$86	$58	$28

5   Payden Mutual Funds